INTERIM CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2022		Dec. 31, 2021		Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 12,435		$ 25,079		$ 45,555	$ 21,890		$ 30,250
User funds	6,510		9,201
Trade receivables, net	2,266		1,667			1,018
Other receivables and prepaid expenses	1,231		884			409
Current assets	22,442		36,831			23,317
NON-CURRENT ASSETS:
Property and equipment, net	820		702			745
Right-of-use assets, net	1,709		1,983			2,154		2,074
Intangible assets, net	10,291		5,296			1,668
Goodwill	15,629		8,021			2,298
Deferred taxes	640		577			470
Other long-term assets	1,140		667			518
Non-current assets	30,229		17,246			7,853
Total assets	52,671		54,077			31,170
CURRENT LIABILITIES:
Trade payables	2,319		587			286
User accounts	6,510		9,201			6,411
Current maturity of lease liabilities	660		655			532
Accrued expenses and other payables	7,131		5,550			2,644
Current liabilities	16,620		15,993			9,873
LONG TERM LIABILITIES:
Lease liabilities	721		1,088			1,488
Employee benefit liabilities, net	1,235		1,390			1,009
Other long-term liabilities	1,837		687			326
Long term liabilities	3,793		3,165			2,823
EQUITY:
Share Capital	0	[1]	0	[1]		0	[2]
Share premium	136,392		129,056			96,172
Reserve from remeasurement of defined benefit plans	93		(132)			(51)
Accumulated deficit	(104,227)		(94,005)			(77,647)
Total equity	32,258		34,919		$ 38,089	18,474		$ 31,829
Total liabilities and equity	$ 52,671		$ 54,077			$ 31,170

[1]	Represents an amount lower than $1
[2]	Represents an amount lower than $1.